Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,219,399.36

Principal:
Principal Collections	$13,887,732.07
Prepayments in Full	$7,532,710.25
Liquidation Proceeds	$221,571.66
Recoveries	$86,409.07
Sub Total	$21,728,423.05
Collections	$22,947,822.41

Purchase Amounts:
Purchase Amounts Related to Principal	$389,228.11
Purchase Amounts Related to Interest	$1,661.02
Sub Total	$390,889.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,338,711.54

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$23,338,711.54
Servicing Fee	$309,850.30	$309,850.30	$0.00	$0.00	$23,028,861.24
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,028,861.24
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,028,861.24
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$23,028,861.24
Interest - Class A-4 Notes	$278,618.61	$278,618.61	$0.00	$0.00	$22,750,242.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,750,242.63
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$22,672,608.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,672,608.63
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$22,614,696.63
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,614,696.63
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$22,543,332.63
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,543,332.63
Regular Principal Payment	$20,381,208.17	$20,381,208.17	$0.00	$0.00	$2,162,124.46
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,162,124.46
Residuel Released to Depositor	$0.00	$2,162,124.46	$0.00	$0.00	$0.00
Total		$23,338,711.54

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,381,208.17
Total					$20,381,208.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$20,381,208.17	$79.48	$278,618.61	$1.09	$20,659,826.78	$80.57
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$20,381,208.17	$14.61	$485,528.61	$0.35	$20,866,736.78	$14.95

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$247,660,989.55	0.9658412	$227,279,781.38	0.8863575
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$343,420,989.55	0.2460952	$323,039,781.38	0.2314901

Pool Information
Weighted Average APR	4.154%	4.150%
Weighted Average Remaining Term	30.64	29.81
Number of Receivables Outstanding	29,384	28,533
Pool Balance	$371,820,362.84	$349,621,312.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$343,420,989.55	$323,039,781.38
Pool Factor	0.2495118	0.2346150

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$26,581,531.15
Targeted Overcollateralization Amount	$26,581,531.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$26,581,531.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	33

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		78	$167,808.22
(Recoveries)		113	$86,409.07
Net Losses for Current Collection Period			$81,399.15
Cumulative Net Losses Last Collection Period			$7,581,783.20
Cumulative Net Losses for all Collection Periods			$7,663,182.35

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.26%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.25%	498	$7,854,402.65
61-90 Days Delinquent	0.24%	58	$845,196.84
91-120 Days Delinquent	0.10%	19	$363,733.99
Over 120 Days Delinquent	0.29%	65	$1,030,669.11
Total Delinquent Receivables	2.89%	640	$10,094,002.59

Repossession Inventory:
Repossessed in the Current Collection Period		11	$190,144.37
Total Repossessed Inventory		16	$297,406.82

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6014%
Preceding Collection Period			0.0648%
Current Collection Period			0.2708%
Three Month Average			0.3124%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4415%
Preceding Collection Period			0.4254%
Current Collection Period			0.4977%
Three Month Average			0.4549%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer